Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Variable Denomination Floating Rate Demand Notes
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-271838
Carry Forward Initial Effective Date	May 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	This registration statement covers all investments in the Variable Denomination Floating Rate Demand Notes ("Notes") up to $3.0 billion, with fees based on the net aggregate principal amount of Notes outstanding from this offering not exceeding $1.0 billion at a particular time. Registration fees for up to $1.0 billion net aggregate principal amount of Notes were paid previously by the registrant in connection with Registration Statement Nos. 333-271838, 333-249758 and 333-221291, each previously filed by the registrant on Form S-3. Pursuant to Rule 415(a)(6), such fees continue to apply to the $1.0 billion net aggregate principal amount of Notes previously registered. In accordance with Rule 415(a)(6), the effectiveness of this Registration Statement shall be deemed to terminate Registration Statement No. 333-271838 previously filed by the registrant on Form S-3.